Expenses (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Expenses [Abstract]
Accounting and audit		$ 389,798	$ 496,983	$ 555,996
Bad debts		26,983	50,429	77,698
Consulting		181,474	243,508	46,417
Depreciation and Amortisation		44,056	5,287	5,047
Employee benefits		1,531,037	1,599,023	1,281,845
Expected credit losses		(3,991)	34,046
Insurance		469,844	307,757	277,888
Investor relations		197,839	128,415	135,684
Legal		184,382	171,145	166,052
Listing and share registry		212,236	186,013	272,711
Occupancy		51,973	105,606	74,395
Share-based payments		(533,912)	1,343,500	59,975
Superannuation		48,877	55,176	42,478
Travel and entertainment		91,347	159,911	297,606
Other		278,135	151,007	176,437
Total General and Administrative Expenses	[1]	3,170,078	5,037,806	3,470,229
Selling		340,046	277,478	123,660
Marketing		295,261	377,427	393,596
Distribution costs		236,244	209,739	169,458
Total Selling and Marketing Expenses		$ 871,551	$ 864,644	$ 686,714

[1]	The company revised the previous audited financial statements to reflect the correction of an immaterial error. See Note 1(a)(v) for additional information.